EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLANS

nOTE 21: EMPLOYEE BENEFIT PLANS

The Company’s Gratuity Plan for all of their Indian based entities provides for lump sum payment to vested employees on retirement or upon termination of employment in an amount based on the respective employee’s salary and years of employment with the Company. Liabilities with regard to the Gratuity Plans are determined by actuarial valuation using the projected unit credit method. Current service costs for the Gratuity Plan are accrued in the year to which they relate. Actuarial gains or losses or prior service costs, if any, resulting from amendments to the plans are recognized and amortized over the remaining period of service of the employees.

The benefit obligation has been measured as of December 31, 2021. The gratuity plan is unfunded. The following table sets forth the activity of the Gratuity Plans and the amounts recognized in the Company’s financial statements for the year ended December 31, 2021:

Year Ended
December 31, 2021
Change in projected benefit obligation:
Projected benefit obligation as of January 1, 2021	$104,573
Obligation related to acquired companies upon acquisition	15,906
Service cost	25,227
Interest cost	6,518
Benefits paid	(14,326)
Actuarial gain (loss) on the Obligation	(3,517)
Effect of exchange rate changes	(2,136)
$132,245

Projected benefit obligation as of December 31, 2021
Unfunded amount – non-current	$117,012
Unfunded amount - current	15,233
Total accrued liability	$132,245

Components of net period benefit costs:
Service cost	$25,227
Interest cost	6,518
Actuarial gain (loss) on the Obligation	(3,517)
$28,228

The weighted average actuarial assumptions used to determine benefit obligations and net periodic gratuity cost are:

Discount rate	6.30% per annum

Rate of increase in compensation levels	10.00% per annum

The benefit obligation has been measured as of December 31, 2020. The gratuity plan is unfunded. The following table sets forth the activity of the Gratuity Plans and the amounts recognized in the Company’s financial statements for the year ended December 31, 2020:

Year Ended
December 31, 2020
Change in projected benefit obligation:
Projected benefit obligation as of January 1, 2020	$85,594
Service cost	10,746
Interest cost	5,595
Benefits paid	(19,033)
Actuarial gain (loss) on the Obligation	23,761
Effect of exchange rate changes	(2,090)
$104,573

Projected benefit obligation as of December 31, 2020
Unfunded amount – non-current	$94,023
Unfunded amount - current	10,550
Total accrued liability	$104,573

Components of net period benefit costs:
Service cost	$10,746
Interest cost	5,595
Actuarial gain (loss) on the Obligation	23,761
$40,102

The weighted average actuarial assumptions used to determine benefit obligations and net periodic gratuity cost are:

Discount rate	5.55% per annum

Rate of increase in compensation levels	10.00 % per annum

Leave Encashment:

The other long-term employee benefits has been measured as of December 31, 2021. The following table sets forth the activity of the leave encashment and the amounts recognized in the Company’s financial statements at December 31, 2021:

Year Ended
December 31, 2021
Change in projected benefit obligation:
Projected benefit obligation as of January 1, 2021	$42,424
Obligation related to acquired companies upon acquisition	13,133
Service cost	14,517
Interest cost	2,295
Benefits paid	(3,258)
Actuarial gain (loss) on the Obligation	(6,688)
Effect of exchange rate changes	(982)
$61,441

Projected benefit obligation as of December 31, 2021
Unfunded amount – non-current	$51,686
Unfunded amount - current	9,755
Total accrued liability	$61,441

Components of net period benefit costs:
Service cost	$14,517
Interest cost	2,295
Actuarial gain (loss) on the Obligation	(6,688)
$10,124

The weighted average actuarial assumptions used to determine benefit obligations and net periodic gratuity cost are:

Discount rate	6.30% per annum

Rate of increase in compensation levels	10.00 % per annum

The other long-term employee benefits has been measured as of December 31, 2020. The following table sets forth the activity of the leave encashment and the amounts recognized in TRAQ Pvt Ltd.’s financial statements at December 31, 2020:

Year Ended
December 31, 2020
Change in projected benefit obligation:
Projected benefit obligation as of January 1, 2020	$33,070
Service cost	10,746
Interest cost	5,595
Benefits paid	(2,212)
Actuarial gain (loss) on the Obligation	(3,969)
Effect of exchange rate changes	(806)
$42,424

Projected benefit obligation as of December 31, 2020
Unfunded amount – non-current	$37,306
Unfunded amount - current	5,118
Total accrued liability	$42,424

Components of net period benefit costs:
Service cost	$10,746
Interest cost	5,595
Actuarial gain (loss) on the Obligation	(3,969)
$12,372

The weighted average actuarial assumptions used to determine benefit obligations and net periodic gratuity cost are:

Discount rate	5.55% per annum

Rate of increase in compensation levels	10.00 % per annum